BANK AND OTHER BORROWINGS (Details Narrative)				1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2022 USD ($)	May 28, 2022 CNY (¥)	Dec. 11, 2021 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2022 CNY (¥)	Dec. 11, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	May 28, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Interest expense								$ 4,864	$ 5,934	$ 10,689	$ 9,487	$ 17,816	$ 14,325
Interest Expense, Debt										$ 10,689	$ 9,487	17,816	14,325
Related Party Transaction [Member]
Line of Credit Facility [Line Items]
Interest expense												$ 12,789
Hua Hui (Shenzhen) Education Management Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount							$ 199,000													¥ 1,300,000
Interest rate							The loan bears interest at the rate of 0.7% per month.
Interest expense					$ 12,789
Principal amount							$ 199,000													¥ 1,300,000
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Principal amount	$ 149,000					$ 139,000								¥ 1,000,000					¥ 910,000
Interest rate	interest at 4.45%.					interest at the base Loan Prime Rate of 3.85% plus 0.4%.
Maturity date	May 26, 2023					Jul. 21, 2023
Principal amount	$ 149,000					$ 139,000								1,000,000					¥ 910,000
Huaneng Guicheng Trust Co., Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 79,000	$ 115,000								115,000		¥ 500,750			¥ 750,000
Interest rate					interest at the base Loan Prime Rate of 3.85% plus 8.75%.
Maturity date					Dec. 21, 2022
Principal amount				79,000	$ 115,000								$ 115,000		500,750			¥ 750,000
Shenzhen Qianhai Webank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount	$ 24,000	¥ 69,000	$ 79,000	$ 79,000										161,000	500,750	¥ 500,000	$ 10,000
Interest rate	interest at 11.34%	interest at 11.34%	interest at 10.71%.
Maturity date	May 21, 2024	May 21, 2024	Dec. 21, 2023	Dec. 11, 2021
Debt bearing interest rate				3.60%												3.60%
Principal amount	$ 24,000	¥ 69,000	$ 79,000	$ 79,000										¥ 161,000	¥ 500,750	¥ 500,000	$ 10,000